SHAREHOLDERS' EQUITY (Schedule of stock option activity) (Details) (CAD)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Options
Opening Balance	2,396,079	2,114,906
Granted	711,500	642,000
Exercised	(24,047)	(113,940)
Forfeited	(554,444)	(246,887)
Closing Balance	2,529,088	2,396,079
Weighted Average Price (CAD)
Opening Balance	5.90	5.53
Granted	2.82	6.38
Exercised	2.06	2.61
Forfeited	6.72	5.54
Closing Balance	4.89	5.90